GOODWILL AND INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND INTANGIBLE ASSETS
GOODWILL AND INTANGIBLE ASSETS

Goodwill

Goodwill represents the excess of the purchase price of an entity over the estimated fair value of the assets acquired and the liabilities assumed. The Company assesses the carrying amount of goodwill by testing the goodwill for impairment annually or whenever interim impairment indicators arise.  Goodwill of $30.6 million was recorded related to our midstream segment during 2012 as a result of our acquisition of the assets of TransTex Gas Services, LP, discussed in "Note 6 -  Acquisitions". The Company assessed goodwill for the period April 2012 to December 31, 2012, and determined that no impairment existed at December 31, 2012.

Intangible Assets

Intangible assets consist primarily of the fair value of the acquired gas treating agreements and customer relationships in the TransTex Gas Services, LP assets acquisition completed in 2012.  The intangible assets were valued at fair value using a discounted cash flow model with a discount rate of 13%.  Such assets are being amortized over the weighted average term of 8.54 years.

The following table summarizes our changes in intangible assets during the year ended December 31, 2012:

	Amortization		December 31,
	Period		2012
			(in thousands)
Intangible assets, at beginning of the period			$—
Additions through acquisition:
Customer relationships	12.5	years	5,434
Trademark	11.0	years	859
Existing contracts	2.9	years	4,199
Total intangible assets			10,492
Accumulated amortization:
Customer relationships			(326)
Trademark			(58)
Existing contracts			(1,127)
Intangible assets, net of accumulated amortization			$8,981

The following table summarizes the aggregate amortization of intangible assets over the next five years:

(in thousands)
2013	$1,964
2014	$1,810
2015	$837
2016	$513
2017	$513
Thereafter	$3,345